INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets
	December 31,
	2014	2013
Tax asset in respect of:
Operating loss carryforward and deductions	$34,387	$34,381
Reserves, allowances and other	22	16

Net deferred tax asset before valuation allowance	34,409	34,397
Valuation allowance	(34,409)	(34,397)

Net deferred tax asset	$-	$-